Redeemable Convertible Preferred Stock - Additional Information (Detail) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) Installment $ / shares shares	Dec. 31, 2019 USD ($) Installment $ / shares shares	Dec. 31, 2018 $ / shares shares
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized | shares	74,804,100	74,804,100	74,804,100
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Percentage of outstanding shares of redeemable convertible preferred stock voting as single class	60.00%	60.00%
Proceeds from public offering | $	$ 74.4
Percentage of vote or written consent of redeemable convertible preferred stock as single class	60.00%	60.00%
Redeemable convertible preferred stock description	The shares of Redeemable Convertible Preferred Stock will be redeemed by the Company at a price equal to the applicable Original Issue Price per share, plus any Accruing Dividends accrued but unpaid thereon (whether or not declared), together with any other dividends declared but unpaid thereon, in three annual installments commencing not more than 60 days after the written election of at least 60% of the holders of the Redeemable Convertible Preferred Stock, voting as a single class, on or after November 17, 2022.	The shares of Redeemable Convertible Preferred Stock will be redeemed by the Company at a price equal to the applicable Original Issue Price per share, plus any Accruing Dividends accrued but unpaid thereon (whether or not declared), together with any other dividends declared but unpaid thereon, in three annual installments commencing not more than 60 days after the written election of at least 60% of the holders of the Redeemable Convertible Preferred Stock, voting as a single class, on or after November 17, 2022.
Number of annual installments for redemption of redeemable convertible preferred stock | Installment	3	3
Conversion of redeemable convertible preferred stock into common stock | shares	9,464,924	9,456,928	9,451,598
Maximum
Temporary Equity [Line Items]
Period of commencement of installment after written consent	60 days	60 days
Minimum [Member]
Temporary Equity [Line Items]
Percentage of written consent of holders of redeemable convertible preferred stock voting as single class	60.00%	60.00%
Underwritten Public Offering
Temporary Equity [Line Items]
Proceeds from public offering | $	$ 75.0	$ 75.0
Series A Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized | shares	33,200,000	33,200,000	33,200,000
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Dividends rate per annum	0.080	0.080
Issued price per share	1.0000	1.0000
Preferred stock conversion price share	$ 7.82	$ 1.0000
Conversion of redeemable convertible preferred stock into common stock | shares	4,247,153	4,247,153	4,247,153
Series B Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized | shares	21,400,000	21,400,000	21,400,000
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Dividends rate per annum	0.240	0.240
Issued price per share	3.0000	3.0000
Preferred stock conversion price share	$ 23.45	$ 3.0000
Conversion of redeemable convertible preferred stock into common stock | shares	2,633,138	2,625,142	2,619,812
Series C Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized | shares	20,204,100	20,204,100	20,204,100
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Dividends rate per annum	0.303	0.303
Issued price per share	3.7876	3.7876
Preferred stock conversion price share	$ 29.61	$ 3.7876
Conversion of redeemable convertible preferred stock into common stock | shares	2,584,633	2,584,633	2,584,633
Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Authorized or Issuance debt security | $	$ 1.0	$ 1.0
Conversion of redeemable convertible preferred stock into common stock | shares	0.1279